UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1730
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     April 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $31,926 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305      466   350000 SH       SOLE                   350000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     3882   100000 SH       SOLE                   100000        0        0
BLYTH INC                      COM NEW          09643P207      868    50000 SH       SOLE                    50000        0        0
CAREER EDUCATION CORP          COM              141665109     1323   558100 SH       SOLE                   558100        0        0
DELL INC                       COM              24702R101      168   350000 SH  CALL SOLE                     3500        0        0
GENERAL MTRS CO                COM              37045V100       57   300000 SH  CALL SOLE                     3000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126    11790  1000000 SH       SOLE                  1000000        0        0
GOLDCORP INC NEW               COM              380956409      491    14600 SH       SOLE                    14600        0        0
HANWHA SOLARONE CO LTD         SPONSORED ADR    41135V103      141   153200 SH       SOLE                   153200        0        0
PRICELINE COM INC              COM NEW          741503403     3716     5400 SH       SOLE                     5400        0        0
RADIOSHACK CORP                COM              750438103     2436   724888 SH       SOLE                   724888        0        0
SANDISK CORP                   COM              80004C101     1726    31400 SH       SOLE                    31400        0        0
SANOFI                         RIGHT 12/31/2020 80105N113      537   300000 SH       SOLE                   300000        0        0
SOLARFUN POWER HOLDINGS CO L   NOTE 3.500% 1/1  83415UAB4     3480  4000000 PRN      SOLE                  4000000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107       84   100000 SH  CALL SOLE                     1000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      213   250000 SH  PUT  SOLE                     2500        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 5/1  86800CAE4      548  1900000 PRN      SOLE                  1900000        0        0